Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital and Share Premium [Abstract]
Schedule of Share Capital Arising on the Share for Share Exchange

Group

	Nominal Value	Share Capital		Share Premium	Merger Reserve
	£/$	Shares	$000	$000	$000
At 1 January 2023	$0.001	102,272,614	102	15,596	118,697
Shares issued in lieu of fees/compensation	$0.001	450,000	1	300	-
Warrants Exercised	$0.001	337,501	-	573	-
Issuance of Stock - ATM	$0.001	27,629	-	23	-
At 31 December 2023		103,087,744	103	16,492	118,697
Shares issued in lieu of fees/compensation	$0.001	4,896,508	5	3,620	-
Options Exercised	$0.001	122,849	-	75	-
Issuance of Stock – ATM, net	$0.001	108,659	-	124	-
Issuance of Stock - fundraising	$0.001	5,263,158	5	4,442	-
Issuance of Warrants - fundraising	$0.001	-	-	(25)
Cancellation of Treasury Shares	$0.001	(2,016,301)	(2)	(1,623)	-
At 31 December 2024		111,462,617	111	23,105	118,697
Shares issued in lieu of fees/compensation	$0.001	1,200,000	1	1,343	-
Options Exercised	$0.001	137,500	1	160	-
Warrants Exercised	$0.001	31,578	-	65	-
Issuance of Stock – ATM, net	$0.001	7,675,706	8	10,051	-
Issuance of Warrants - fundraising	$0.001	-	-	(61)
At 31 December 2025		120,507,401	121	34,663	118,697